Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 94,423	$ 77,395	$ 39,440
Adjustments to reconcile net income to net cash provided by operating activities:
Share of profits of companies accounted for at equity, net	(1,787)	(369)	(1,124)
Depreciation and amortization	86,932	48,734	43,646
Changes in value of debentures, net	(2,067)	(3,025)	5,277
Increase (decrease) in employee benefit liabilities	114	565	752
Loss (gain) from sale of property, plants and equipment	(23)	1	26
Stock-based compensation expenses	3,874	3,981	4,552
Changes in value of short-term and long-term loans from banks and others and deposits, net	5,621	(2,296)	6,731
Changes in deferred taxes, net	(13,157)	(5,743)	(12,819)
Change in liability in respect of business combinations	523	666	1,531
Loss (gain) from sale and increase in value of marketable securities classified as trading	35	(53)	149
Amortization of premium and accrued interest on debt instruments at fair value through other comprehensive income	82	189	716
Realized loss (gain) from sale of debt instruments at fair value through other comprehensive income			(94)
Change in value of dividend preference derivative in TSG	(93)	(333)	(260)
Working capital adjustments:
Decrease (increase) in inventories	(938)	(1,024)	1,037
Decrease (increase) in trade receivables	16,265	(66,069)	(38,223)
Decrease (increase) in other current and long-term accounts receivable	12,692	(5,768)	755
Increase (decrease) in trade payables	(18,010)	19,955	6,086
Increase in other accounts payable and employees and payroll Accrual	5,937	12,781	7,199
Increase in deferred revenues	5,658	3,008	15,718
Net cash provided by operating activities	196,081	82,595	81,095
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(52,457)	(49,069)	(119,103)
Cash paid in conjunction with deferred payments and contingent liabilities related to business combinations	(8,321)	(8,288)	(8,817)
Payments to former shareholders of consolidated company	(996)
Purchase of intangible assets	(4,399)	(180)
Purchase of other investment	(178)
Purchase of property and equipment	(22,379)	(11,625)	(9,573)
Proceeds from maturity and sale net of investment in debt instruments at fair value through other comprehensive income or loss, net	3,356	4,000	40,622
Proceeds from sale of property and equipment	1,660	440
Investment in and loans to affiliates and other companies	37	26	(25)
Investment in restricted deposit on account of future acquisition	(22,890)
Change in restricted cash in other accounts receivable		362
Change in short-term and long-term deposits, net	8,160	(17,292)	(888)
Capitalization of software development and other costs	(9,808)	(8,826)	(9,338)
Net cash used in investing activities	(108,215)	(90,452)	(107,122)
Cash flows from financing activities:
Exercise of employees' stock options in subsidiaries	953	1,206	3,240
Issuance of Magic Software's ordinary shares, net		25,404
Dividend paid to non-controlling interests	(37,656)	(34,103)	(31,231)
Dividend to Formula's shareholders	(12,966)	(5,012)	(12,081)
Short-term bank credit, net	49,142	(20,741)	(21,176)
Repayment of long-term loans from banks and others	(75,548)	(42,884)	(46,065)
Receipt of long-term loans	73,819	83,478	52,734
Proceeds from issuance of debentures, net	81,676	45,356	78,229
Repayment of long-term liabilities to office of the chief scientist	(617)	(220)	(502)
Repayment of debentures	(30,811)	(9,383)	(3,656)
Purchase of non-controlling interests	(947)	(1,992)
Repayment of lease liabilities	(34,500)		(480)
Cash paid due to exercise of put option by non-controlling interests	(6,532)	(142)
Net cash provided by (used in) financing activities	6,013	40,967	19,012
Effect of exchange rate changes on cash and cash equivalents	6,295	(10,565)	12,912
Increase (decrease) in cash and cash equivalents	100,174	22,545	5,897
Cash and cash equivalents at beginning of year	268,492	245,947	240,050
Cash and cash equivalents at end of year	368,666	268,492	245,947
Cash paid (received) in respect of:
Interest paid	15,733	9,061	6,448
Interest received	1,380	680	145
Taxes paid (received), net	39,063	23,295	19,680
Non-cash activities:
Dividend payable to Formula's shareholders	7,081	5,015
Purchase of property and equipment	315	76	247
Deferred payments related to business combinations	19,871	200	962
Dividend payable to non-controlling interests	577		692
Operating lease	25,074
Disposal of property		155
Issuance of Formula's ordinary shares as a result of conversion of debentures	$ 22,471	$ 64